Stock Based Compensation - Stock Awards, Forfeitures and Cancellations (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 02, 2016	Jul. 01, 2015	Oct. 17, 2014	Oct. 10, 2014	Jul. 01, 2014	Oct. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 701,000	$ 891,000
Stock options exercised (in shares)							0	0	0	61,849
Forfeited (in shares)							0	(6,250)	(13,958)	(427,969)
Unvested options forfeited									238,907
Stock repurchased from former executive									189,062
Shares repurchased during period										$ 1,445,000
Repurchase of common stock							$ 3,000	$ 10,000	$ 11,000	566,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ (41,000)	(648,000)
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										(67,000)
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested RSUs forfeited									17,500
2015 Incentive Compensation Program | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 79,000
Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash award alternative		$ 35,000
Share-based compensation expense	$ 210,000
Accrual of non-employee service based compensation							$ 175,000				$ 175,000
Stock options exercised (in shares)					2,734
Non-employee Directors | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 35,000								264,000
Non-employee Directors | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)					12,041
Executives | 2015 Incentive Compensation Program | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)									12,500
Chairman of the Board | 2015 Incentive Compensation Program | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)									6,250
Former executive | 1998 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited (in shares)									(189,062)
Former executive office ownership, percent, more than				5.00%
Stock repurchased from former executive				31,250		189,062
Shares repurchased during period			$ 1,400,000
Repurchase of common stock									$ 462,000	$ 983,000
Amount of withholding taxes									$ 318,000
Former executive | 1998 Stock Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased from former executive				189,062